Earnings (loss) earnings per share - Summary of Weighted Average Shares and Adjusted Weighted Average Shares (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of common shares used in the calculation of basic earnings (loss) per share (in shares)	194,448,367	183,445,861
Dilutive impact of share options (in shares)	503,751	0
Dilutive impact of restricted share units and restricted share units with performance criteria (in shares)	369,969	0
Dilutive impact of performance share units (in shares)	6,419	0
Diluted (in shares)	195,328,506	183,445,861